CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 70,937	$ 209,337		$ 2,148,700
Accounts receivable	0	0		482,279
Inventories, net of reserve		1,526,467		1,456,275
Deposit on acquisition - related party	600,000
Deferred financing costs				50,000
Prepaid expenses and other current assets	380,536	162,749		156,255
Total current assets	1,051,473	1,898,553		4,293,509
Property and equipment, net	0	4,834,729		5,650,976
Operating lease right-of-use assets		202,411		586,164
Convertible note receivable	260,000
Other assets		34,359		34,359
TOTAL ASSETS	1,311,473	6,970,052		10,565,008
Current liabilities
Accounts payable	6,206,910	6,301,310		4,744,606
Accrued expenses	4,302,642	4,301,195		2,499,657
Current portion of operating lease liability	119,720	237,369		355,385
Contract liabilities	24,000	24,000		30,400
Shareholder advances	99,936	644,936
Current portion of notes payable	3,655,568	9,242,183		2,147,992
Convertible note derivative liability		37,900
Preferred stock liability	23,889,050
Total current liabilities	38,297,826	20,788,893		9,778,040
Operating lease liability, net of current portion				237,369
Convertible notes payable				6,967,951
Warrant liabilities	1,315	128,615		2,238,519
TOTAL LIABILITIES	38,299,141	20,917,508		19,221,879
Commitments and Contingencies (Note 6)
Convertible preferred stock		23,889,050		23,889,050
Stockholders' Deficit
Common Stock	8,767	2,028	[1]	92	[1]
Additional paid-in capital	98,432,170	93,968,071	[1]	64,744,838	[1]
Accumulated deficit	(135,428,605)	(131,806,605)		(97,290,851)
Total Stockholders' Deficit	(36,987,668)	(37,836,506)		(32,545,921)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 1,311,473	$ 6,970,052		$ 10,565,008

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.